Lease (Details)	Jun. 30, 2021	Jun. 30, 2020
Lease Of Lessee Disclosure [Abstract]
Weighted average remaining lease term	1 year 1 month 6 days	1 year 10 months 24 days
Weighted average discount rates	8.00%